Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0000818033
Registrant Name	HERON THERAPEUTICS, INC
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Securities 424I N/A	N/A